INVENTORY	9 Months Ended
Sep. 30, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 6 — INVENTORY

Inventory consists of the following:

	September 30,
	2023 (unaudited)	December 31, 2022
Raw materials	$202,381	$1,533,784
Work in progress	1,245,274	1,135,852
Product	30,614	-
Stored item	9,224	17,456
Write-off of inventory	(1,487,493)	-
Total	$-	$2,687,092

During the nine months ended September 30, 2023, inventory write-downs of $1,487,493 were recorded to reflect the decrease in anticipated net realizable value as the Company is pursuing the redesign of its hoverbike and considering strategic alternatives for the non-core operations.